Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

Note 2 — Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements as of June 30, 2012 and for the three and six month periods ended June 30, 2012 and 2011 are unaudited. The accompanying unaudited consolidated financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial reporting. In the opinion of management, all adjustments (consisting of normal recurring adjustments) have been made that are necessary to present fairly the financial position of the Company as of June 30, 2012 and the results of its operations and cash flows for the three and six month periods ended June 30, 2012 and 2011. Operating results as presented are not necessarily indicative of the results to be expected for a full year. These financial statements and related footnotes should be read in conjunction with the financial statements and footnotes thereto included in the Company’s Form 20-F filed on March 16, 2012 with the Securities and Exchange Commission for the year ended December 31, 2011.

Principles of Consolidation

The operations of the Promoter Companies are consolidated with those of AGRL and its wholly owned subsidiaries and AERL as of June 30, 2012 and December 31, 2011 and for the three and six month periods ended June 30, 2012 and 2011. Intercompany transactions and account balances have been eliminated. Unless otherwise indicated all currency amounts are in United States Dollars.

Fiscal Year End

The fiscal year end of the Company is December 31.

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the management to make estimates and judgments that affect the reported amounts of assets and liabilities, revenues and expenses, and related disclosures of contingent assets and liabilities. These estimates and judgments are based on historical information, information that is currently available to the management and on various other assumptions that the management believes to be reasonable under the circumstances. The Company has made significant estimates of the contingent purchase price due for the King's Gaming acquisition in these unaudited consolidated financial statements. Actual results could vary from those estimates.

Revenue Recognition

Revenue from VIP gaming room operations is recorded monthly based upon the Promoter Companies’ share of the net gaming wins or as a percentage of non-negotiable chips wagered in VIP gaming rooms. The amounts due to the Promoter Companies are calculated and reported by the Casino Operators on a monthly basis, usually within two days of the month end.

In accordance with long standing industry practice in Macau, the Promoter Companies’ operations in Grand Waldo Hotel and Casino, Star World Hotel and Casino and MGM Grand Hotel and Casino had similar win and loss sharing arrangements. Under these arrangements, Sang Heng, Spring and Iao Pou shared in the casino’s VIP gaming room wins or losses from the gaming patrons recruited by the Promoter Companies. Typically, wins or losses are allocated as 40.25% to 45% of net gaming wins on a pre-gaming tax basis. The Promoter Companies may or the Casino Operators may adjust these arrangements with adequate notice and agreement by both parties to the arrangement.

Additionally, the Promoter Companies earn revenues based upon percentages of non-negotiable chips wagered in the VIP gaming rooms (typically 0.05%), which is available to offset costs incurred for accommodations, food and beverage and other services furnished to VIP gaming room patrons without charge and is included in gross revenues and then deducted as promotional allowances are incurred.  These revenues are included in revenue from VIP Gaming Operations in the accompanying unaudited consolidated statements of operations.

In July 2009, all concessionaires and sub-concessionaires entered into an agreement to cap gaming promoter commissions. Under this agreement, commission payments to gaming promoters cannot exceed 1.25% of rolling chip volumes regardless of the commission structure adopted. As a result of the amendments made to Administrative Regulation No. 6/2002 by Administrative Regulation 27/2009 dated August 10, 2009, the Secretary of Economy and Finance of the Macau SAR now has the authority to issue a dispatch implementing the 1.25% gaming promoter commission cap, as agreed between all concessionaires and sub-concessionaires.  The amendment sets forth standards for what constitutes a commission to gaming promoters, including all types of payments, either monetary or in specie, that are made to gaming promoters such as food and beverage, hotel and other services and allowances. The amendment also imposes obligations on gaming promoters and Casino Operators to report regularly to the Gaming Inspection and Coordination Bureau of the Macau SAR and imposes fines or other sanctions for noncompliance with the commission cap or the monthly obligations to report and detail the amount of commissions paid to gaming promoters.

Beginning in October 2009, Star World Hotel and Casino agreed to revise the Sang Heng Agreement and removed the win/loss sharing component and replaced it with a commission payable to Sang Heng at a rate of 1.25% of rolling chip turnover.  Management had requested that the MGM Grand Hotel and Casino revise the Iao Pou Agreement to remove the win/loss sharing component and replace it with a commission payable to Iao Pou at a rate of 1.25% of rolling chip turnover.  MGM Grand Hotel and Casino declined the request to allow for fixed commissions.  The Company closed its VIP Room in the MGM Hotel and Casino on June 16, 2011.  The Sang Lung and King’s Gaming arrangements are also based on 1.25% of the rolling chip turnover.  Management believes that this change in the revenue structure will reduce the inherent risk in promoting a VIP gaming room, due to the fluctuation surrounding gaming wins and losses.  The fixed commission revenues will be based only on the amount of rolling chip turnover, rather than the win/loss of the gaming operations.  Total rolling chip turnover in the Group’s VIP gaming rooms was approximately $4,682,430,000 and $4,331,000,000 during the three months ended June 30, 2012 and 2011, respectively; and $10,066,704,000 and $ 8,406,000,000 during the six months ended June 30, 2012 and 2011, respectively.

On August 1, 2012, the Company announced that beginning on September 1, 2012, it would be changing its remuneration model from a fixed commission model of 1.25% of Rolling Chip Turnover to a revenue sharing model.

VIP Gaming Room Cage and Marker Accounting

As of December 31, 2009 and through the period prior to the reverse merger on February 2, 2010, the Promoter Companies did not extend credit to junket agents.  Previously, the operations of the cage, which is where cash, non-negotiable and cash chips transactions and extension of credit occur, were owned by the individual owners of the Promoter Companies.  Subsequent to the acquisition of AGRL by AERL (see Note 8), the operations and extension of credit by the cage became controlled by the Group through the Promoter Companies and Messrs. Lam and Vong assigned the assets of the cage to AERL and its subsidiaries as a loan (see Note 7).

In the VIP gaming rooms, junket agents primarily purchase non-negotiable chips from the cage either with cash, cash chips, cashier’s order, or markers (short term, non-interest bearing loans). Non-negotiable chips can only be used to make wagers. Winning wagers are paid in cash chips. If the gaming patrons continue to play, they must exchange the cash chips for non-negotiable chips, which is the basis for commission.  The wager of the non-negotiable chips by the gaming patrons in the VIP gaming room is recorded as rolling chip turnover and provides a basis for measuring VIP gaming room win percentage. It is customary in Macau to measure VIP gaming room play using this rolling chip method.

The law in Macau permits VIP gaming promoters to extend credit to junket agents, who act as patron representatives.

With the completion of the acquisition of AGRL by AERL, the Group, through the Promoter Companies, extends credit to junket agents. A majority of the Group’s consolidated markers receivable are owed by junket agents from Macau and the rest are primarily in Asia. In addition to enforceability issues, the collectability of marker receivable from foreign junket agents is affected by a number of factors including changes in economic conditions in the junket agents’ home countries. As of June 30, 2012 and December 31, 2011, markers receivable amounted to $225,122,473 and $240,131,089, respectively.

The Group may not be able to collect all of their markers receivable from the junket agents. Management expects that the Group will be able to enforce these obligations only in a limited number of jurisdictions, including Macau. To the extent that junket agents of the Group, through the Promoter Companies, are from other jurisdictions, the Group may not have access to a forum in which they will be able to collect all of their markers receivable because, among other reasons, courts of many jurisdictions do not enforce gaming debts and the Group may encounter forums that will refuse to enforce such debts. The Group’s inability to collect gaming debts could have a significant negative impact on their operating results.

The Group regularly evaluates the reserve for bad debts based on a specific review of junket agent accounts as well as management’s prior experience with collection trends in the casino industry and current economic and business conditions. Upon the completion of the acquisition, Messrs. Lam and Vong guaranteed all markers receivable. The guarantee of Messrs. Lam and Vong can be offset against the loans provided by them for the working capital. In addition, Mr. Mok has guaranteed the collection of all markers receivable attributable to Mr. Mok and his network of junket agents at both King’s Gaming existing VIP gaming room and the Company’s existing and future VIP gaming rooms. Therefore, as of June 30, 2012 and December 31, 2011, management believes that a reserve for bad debts is not deemed necessary.

Fair Value of Financial Instruments

FASB ASC Topic 820 “Fair Value Measurements and Disclosures” defines fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the buyer and the seller at the measurement date. In determining fair value, the valuation techniques consistent with the market approach, income approach and cost approach shall be used to measure fair value. FASB ASC Topic 820 establishes a fair value hierarchy for inputs, which represent the assumptions used by the buyer and seller in pricing the asset or liability. These inputs are further defined as observable and unobservable inputs. Observable inputs are those that buyer and seller would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s assumptions about the inputs that the buyer and seller would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 —	Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not being applied. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.
Level 2 —	Valuations based on (i) quoted prices in active markets for similar assets and liabilities, (ii) quoted prices in markets that are not active for identical or similar assets, (iii) inputs other than quoted prices for the assets or liabilities, or (iv) inputs that are derived principally from or corroborated by market through correlation or other means.
Level 3 —	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

For certain of the Group's financial instruments, none of which are held for trading purposes, including cash and cash equivalents, accounts receivable, markers receivable, certain other current assets, line of credit  payable, accrued expenses, payable-King’s Gaming acquisition, and loan payable to shareholders. The carrying values of these financial instruments, other than long-term loan payable to shareholders and payable-King’s Gaming acquisition, approximate their fair value due to their short maturities.  The carrying value of long-term loan payable to shareholders approximates their fair value since they guarantee the markers receivable.  The payable-King’s Gaming acquisition was initially recognized for the fair value of the acquisition contingent consideration and is adjusted to the fair value at each subsequent reporting date (see Note 9).

Cash and Cash Equivalents

Cash and cash equivalents consist of cash, cash chips, non-negotiable chips and short-term investments with original maturities of less than 90 days. Such investments are carried at cost, which approximates their fair value. Cash equivalents are placed with high credit quality financial institutions.

Accounts Receivable and Concentration of Credit Risk

Accounts receivable are principally comprised of net gaming revenues, fees and incentives revenues receivable, which do not bear interest and are recorded at amounts due from the Casino Operators.

When deemed necessary, the Group records an allowance for doubtful accounts which represents management’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. Management believes that all outstanding balances are collectible and therefore an allowance has not been established. Although management believes that no allowance is currently necessary, it is possible that the estimated amount of cash collections with respect to accounts receivable could change.

Earnings Per Share

The calculations of earnings per share are computed as follows for the three and six months ended June 30, 2012 and 2011:

	Three Months	Three Months	Six Months	Six Months
	Ended June	Ended June	Ended June	Ended June
	30, 2012	30, 2011	30, 2012	30, 2011
Numerator:
Net income for basic and diluted earnings per share	$22,037,168	$21,147,521	$37,365,472	$34,033,921
Denominator:
Denominator for basic earnings per share
- Weighted-average Ordinary Shares outstanding during the period	42,466,627	38,824,025	42,472,046	36,730,655
Effect of dilutive securities:
- Weighted average Unit Purchase Option	456	329,195	108,187	520,120
Denominator for diluted earnings per share	42,467,083	39,153,220	42,580,233	37,250,775

Basic earnings per share	$0.52	$0.54	$0.88	$0.93
Diluted earnings per share	$0.52	$0.54	$0.88	$0.91

The Company agreed that a portion of the Directors fees be paid in Ordinary Shares which had not been issued pending shareholder approval of its Incentive Plan. The shares are to be issued in January of each year.  A total of 50,400 shares were issued on April 24, 2012 to satisfy this liability and have been included in the basic and diluted earnings per share based on the weighted average shares for the three and six months ended June 30, 2012 and 2011. A liability of approximately $100,000 and $346,000 is included in accrued expenses at June 30, 2012 and December 31, 2011, respectively.

The Company has 1,440,000 dilutive potential Ordinary Shares related to the Underwriter Unit Purchase Option (UPO). The UPO expires in 2013.

 Goodwill and Other Intangible Assets

The Company amortizes intangible assets over their estimated useful lives unless it is determined their lives to be indefinite. Goodwill and other intangible assets with indefinite lives are not amortized but are subject to tests for impairment at least annually. Management performs impairment tests more frequently than annually if events or circumstances indicate that the value of goodwill or intangible assets with indefinite lives might be impaired.

The following are the useful lives of the respective intangible assets:

Bad Debt Guarantee	5.5 years	Based upon six months after the expiration of the employment agreement

Non-Compete agreement	12.2 years	Based upon the termination date of the casino's license

Profit interest agreement	12.2 years	Based upon the termination date of the casino's license

Indefinite Useful Life Assets

Goodwill is evaluated for possible impairment by comparing the fair value of a business unit with its carrying value, including the goodwill assigned to that business unit. Fair value of a business unit is estimated using a combination of income-based and market-based valuation methodologies. Under the income approach, forecasted cash flows of a business unit are discounted to a present value using a discount rate commensurate with the risks of those cash flows. Under the market approach, the fair value of a business unit is estimated based on the revenues and earnings multiples of a group of comparable public companies and from recent transactions involving comparable companies. An impairment charge is recorded if the carrying value of the goodwill exceeds its implied fair value.  Assets with indefinite useful lives are not subject to amortization and are tested for impairment annually or more frequently if events or circumstances indicate that the assets might be impaired. The impairment test consists of a comparison of the fair value of the asset with its carrying amount. If the carrying amount of the asset exceeds its fair value, an impairment will be recognized in an amount equal to that excess. If the carrying amount of the asset does not exceed the fair value, no impairment is recognized.

Impairment of Long-lived Assets

The Company evaluates when events or circumstances indicate that the carrying amount of long-lived assets to be held and used might not be recoverable, the expected future undiscounted cash flows from the assets are estimated and compared with the carrying amount of the assets. If the sum of the estimated undiscounted cash flows was less than the carrying amount of the assets, an impairment loss would be recorded. The impairment loss would be measured on a location by location basis by comparing the fair value of the asset with its carrying amount. Long-lived assets that are held for disposal are reported at the lower of the assets’ carrying amount or fair value less costs related to the assets’ disposition. No impairment has been recognized.

Advertising Costs

Costs for advertising and marketing are expensed the first time the advertising or marketing takes place or as incurred. Advertising and marketing costs for ongoing operations are included in selling, general and administrative expense.  During the three months ended June 30, 2012 and 2011, the Group incurred advertising costs of $34,524 and $25,698; and $88,139 and $44,971 for the six months ended June 30, 2012 and 2011, respectively.

Stock-Based Compensation

The Company awards stock and other equity-based instruments to its employee, directors and consultants (collectively "share-based payments"). Compensation cost related to such awards is recorded when earned.  Ordinary Shares are issued to the directors subsequent to year end based on average trading price prior to December 31 each year.  All of the Company's stock-based compensation is based on grants of equity instruments and no liability awards have been granted. All of the Company directors presently receive $20,000 payable in Ordinary Shares, valued at the average of the closing prices of the Ordinary Shares over the three-month period preceding the end of each fiscal year.  As of June 30, 2012 and December 31, 2011, the Company has reserved a total of 0 and 50,400 Ordinary Shares for issuance to the Company's directors and key management employees.

In December 2011, the shareholders approved the 2011 Omnibus Securities and Incentive Plan (the “Plan”). The purpose of the plan is to assist the Company in attracting, retaining and providing incentives to key management employees and nonemployee directors of, and nonemployee consultants to the Company and its Affiliates, and to align the interests of such employees, nonemployee directors and nonemployee consultants with those of the Company’s shareholders. The Plan provides for the granting of Distribution Equivalent Rights, Incentive Share Options, Non-Qualified Share Options, Performance Share Awards, Performance Unit Awards, Restricted Share Awards, Restricted Share Unit Awards, Share Appreciation Rights, Tandem Share Appreciation Rights, Unrestricted Share Awards or any combination of the foregoing up to a maximum of 200,000 Ordinary Shares, as may be best suited to the circumstances of the particular Employee, Director or Consultant. On April 24, 2012, 50,400 ordinary shares were issued.

Foreign Currency

The functional and reporting currency of AERL is in the United States dollar ("US $", "$", “Reporting Currency”).  AGRL’s and the Promoter Companies' functional currency is the Hong Kong Dollar (“HKD $”, “Functional Currency”).  Monetary assets and liabilities denominated in currencies other than the Functional Currency are translated into the Functional Currency at rates of exchange prevailing at the balance sheet dates. Transactions denominated in currencies other than the Functional Currency are translated into the Functional Currency at the exchange rates prevailing on the dates of the transaction.

Exchange gains or losses arising from foreign currency transactions are included in the determination of net income for the respective period.

For financial reporting purposes, the consolidated financial statements of the Group, which are prepared using the Functional Currency, are then translated into the Reporting Currency. Assets and liabilities are translated at the exchange rates at the balance sheet dates and revenue and expenses are translated at the average exchange rates and shareholders' equity is translated at historical exchange rates. Any translation adjustments resulting are not included in determining net income but are included in foreign currency translation adjustment in other comprehensive income, a component of shareholders' equity.

	June 30, 2012	June 30, 2011	December 31, 2011
Period end HK$:US$ exchange rate	$7.76	$7.78	$7.78
Average three-months ended HK$:US$ exchange rate	$7.76	$7.78	$-
Average six-months ended HK$:US$ exchange rate	$7.76	$7.78	$-
Average annual HK$:US$ exchange rate	$-	$-	$7.78

Comprehensive Income

The Group follows standards for the reporting and display of comprehensive income and its components in the financial statements. Comprehensive income is defined as the change in equity of a company during the period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated comprehensive income, as presented on the accompanying consolidated statements of changes in equity, was cumulative foreign currency translation adjustment.

Economic and political risks

The Group’s current operations are conducted in Macau and Hong Kong. Accordingly, the Group’s consolidated financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC and by the general state of the PRC economy.

The Group’s operations in Macau and Hong Kong are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Group’s consolidated results may be adversely affected by changes in the political and social conditions in the PRC and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad and rates and methods of taxation, among other things.